Share Options Outstanding (Tables)	12 Months Ended
Jun. 30, 2023
Loan Funded Share Plan
Share Options Outstanding
Schedule of changes in options

			Average
	Average Weighted	Average Weighted	Weighted
	Life Contractually	Fair Value	Exercise Price
	Remaining (Years)	USD $	USD $	No. of shares

Balance at July 1, 2022	4.18	0.56	1.75	4,200,371
Options granted	—	—	—	—
Options exercised	2.34	0.66	1.41	(484,683)
Options cancelled	—	—	—	—
Balance at June 30, 2023 (vested and exercisable)	3.44	0.86	1.74	3,715,688

ESS
Share Options Outstanding
Schedule of changes in options

			Average
	Average Weighted	Average Weighted	Weighted
	Life Contractually	Fair Value	Exercise Price	No.
	Remaining (Years)	USD $	USD $	of shares
Balance at July 1, 2022	0.25	6.19	—	1,328,758
Options granted	—	—	—	—
Options exercised	—	6.18	—	(725,199)
Options cancelled	—	6.41	—	(7,332)
Balance at June 30, 2023 (vested and exercisable)	—	6.15	—	596,227

LTIP
Share Options Outstanding
Schedule of changes in options

	Average
	Weighted Life	Average	Average
	Contractually	Weighted	Weighted
	Remaining	Fair Value	Exercise Price
	(Years)	USD $	USD $	No. of shares
Balance at July 1, 2022	—	—	—	—
Options granted	2.51	2.06	—	979,468
Options exercised	—	5.22	1.71	(148,760)
Options cancelled	—	—	—	—
Balance at June 30, 2023 (vested and exercisable)	1.62	1.54	—	780,708

STIP
Share Options Outstanding
Schedule of changes in options

			Average
	Average Weighted	Average Weighted	Weighted
	Life Contractually	Fair Value	Exercise Price	No.
	Remaining (Years)	USD $	USD $	of shares
Balance at July 1, 2022	—	—	—	—
Options granted	—	1.18	—	738,139
Options exercised	—	1.27	1.38	(559,970)
Options cancelled	—	—	—	—
Balance at June 30, 2023 (vested and exercisable)	—	1.08	—	178,169

ESPP
Share Options Outstanding
Schedule of changes in options

Average
	Average Weighted	Average Weighted	Weighted
	Life Contractually	Fair Value	Exercise Price	No.
	Remaining (Years)	USD $	USD $	of shares
Balance at July 1, 2022	—	—	—	—
Options granted	0.74	0.326	1.00	570,866
Options exercised	—	—	—	—
Options cancelled	—	—	—	—
Balance at June 30, 2023 (vested and exercisable)	0.50	0.33	1.00	570,866